Document And Entity Information	Nov. 30, 2021 shares
Document Information [Line Items]
Entity, Registrant Name	GoldMining Inc.
Document, Type	40-F/A
Current Fiscal Year End Date	--11-30
Document, Fiscal Period Focus	FY
Document, Fiscal Year Focus	2021
Document, Annual Report	true
Document, Period End Date	Nov. 30, 2021
Entity, File Number	001-39566
Entity, Incorporation, State or Country Code	Z4
Entity, Address, Address Line One	Suite 1830, 1030 West Georgia Street
Entity, Address, City or Town	Vancouver
Entity, Address, State or Province	BC
Entity, Address, Postal Zip Code	V6E 2Y3
Entity, Address, Country	CA
City Area Code	604
Local Phone Number	630-1000
Title of 12(b) Security	Common shares
Trading Symbol	GLDG
Security Exchange Name	NYSEAMER
Entity, Common Stock Shares, Outstanding	150,242,110
Entity, Current Reporting Status	Yes
Entity, Interactive Data, Current	Yes
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Amendment Description	This Amendment No. 1 to the Annual Report on Form 40-F (“Amendment No. 1”) amends the Annual Report on Form 40-F of GoldMining Inc. (the “Company”) for the year ended November 30, 2021, which was originally filed with the U.S. Securities and Exchange Commission on February 28, 2022 (the “Original Report”). This Amendment No. 1 is being filed solely to include the qualified person consents from Robert E. Cameron, Joseph A. Kantor, Mauricio Castañeda, Porfirio Cabaleiro Rodriguez, and Leonardo de Moraes Soares, filed as exhibits 99.10 – 99.14, respectively, to this Amendment No. 1. Other than as discussed above and expressly set forth herein, this Amendment No. 1 does not, and does not purport to, amend or restate any other information contained in the Original Report nor does this Amendment No. 1 reflect any events that have occurred after the Original Report was filed. Accordingly, this Amendment No. 1 should be read in conjunction with the Original Report. Pursuant to Rule 12b-15 under the Securities Exchange Act of 1934, this Amendment No. 1 also includes as exhibits the certifications of the Principal Executive Officer and Principal Financial Officer of the Company pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. As no financial statements have been included in this Amendment No. 1 and this Amendment No. 1 does not contain or amend any disclosure with respect to Items 307 and 308 of Regulation S-K (or the equivalent disclosure requirement in Form 40-F), paragraphs 3, 4, and 5 have been omitted from such certifications. The Company is not including certifications pursuant to Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as no financial statements are being filed with this Amendment No. 1.
Amendment Flag	true
Entity, Central Index Key	0001538847
Document Registration Statement	false
Annual Information Form	true
Audited Annual Financial Statements	true
Business Contact [Member]
Document Information [Line Items]
Entity, Address, Address Line One	28 Liberty Street
Entity, Address, City or Town	New York
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	10005
City Area Code	212
Local Phone Number	894-8940
Contact Personnel Name	C T Corporation System